Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.03%
Aerospace & Defense–1.18%
Cubic Corp.	161,631	$9,402,075
Alternative Carriers–1.48%
Iridium Communications, Inc.(b)	458,611	11,731,269
Apparel Retail–1.07%
American Eagle Outfitters, Inc.	430,548	6,376,416
Children’s Place, Inc. (The)	73,301	2,078,083
		8,454,499
Application Software–7.87%
Avalara, Inc.(b)	111,066	14,143,145
LivePerson, Inc.(b)	182,769	9,502,160
Manhattan Associates, Inc.(b)	83,320	7,956,227
Nuance Communications, Inc.(b)	325,689	10,809,618
Paylocity Holding Corp.(b)	64,389	10,393,672
Q2 Holdings, Inc.(b)	96,243	8,783,136
Verint Systems, Inc.(b)	18,169	875,382
		62,463,340
Asset Management & Custody Banks–0.28%
Blucora, Inc.(b)	233,610	2,200,606
Auto Parts & Equipment–0.89%
Visteon Corp.(b)	102,468	7,092,835
Automotive Retail–1.05%
Lithia Motors, Inc., Class A	36,402	8,297,472
Biotechnology–0.86%
Neurocrine Biosciences, Inc.(b)	71,241	6,850,535
Building Products–3.36%
Masonite International Corp.(b)	95,744	9,421,210
Owens Corning	152,874	10,519,260
Trex Co., Inc.(b)	93,694	6,708,490
		26,648,960
Casinos & Gaming–1.74%
Penn National Gaming, Inc.(b)	190,351	13,838,518
Communications Equipment–1.60%
Ciena Corp.(b)	139,904	5,552,790
Lumentum Holdings, Inc.(b)	95,022	7,139,003
		12,691,793
Construction & Engineering–3.09%
Dycom Industries, Inc.(b)	172,638	9,118,739
NV5 Global, Inc.(b)	148,708	7,847,321
WillScot Mobile Mini Holdings Corp.(b)	452,618	7,549,669
		24,515,729
Shares		Value
Construction Materials–2.09%
Eagle Materials, Inc.	99,529	$8,591,343
Summit Materials, Inc., Class A(b)	483,631	7,999,257
		16,590,600
Consumer Finance–1.35%
OneMain Holdings, Inc.	342,818	10,713,063
Electric Utilities–0.63%
IDACORP, Inc.	62,826	5,019,797
Electrical Components & Equipment–3.06%
EnerSys	111,135	7,459,381
Plug Power, Inc.(b)	590,606	7,920,026
Vertiv Holdings Co.(b)	512,652	8,879,133
		24,258,540
Electronic Equipment & Instruments–1.82%
Badger Meter, Inc.	131,517	8,597,266
Coherent, Inc.(b)	52,652	5,840,687
		14,437,953
Environmental & Facilities Services–0.99%
Casella Waste Systems, Inc., Class A(b)	141,150	7,883,228
Fertilizers & Agricultural Chemicals–0.93%
Scotts Miracle-Gro Co. (The)	48,066	7,349,772
Financial Exchanges & Data–1.40%
TMX Group Ltd. (Canada)	108,434	11,151,629
Food Retail–0.86%
Sprouts Farmers Market, Inc.(b)	326,657	6,836,931
Footwear–2.52%
Crocs, Inc.(b)	242,682	10,369,802
Wolverine World Wide, Inc.	371,428	9,597,699
		19,967,501
Health Care Equipment–4.23%
AtriCure, Inc.(b)	207,772	8,290,103
CONMED Corp.	99,857	7,855,750
Hill-Rom Holdings, Inc.	86,960	7,262,030
STERIS PLC	57,721	10,169,863
		33,577,746
Health Care Facilities–1.96%
Acadia Healthcare Co., Inc.(b)	234,548	6,914,475
Encompass Health Corp.	133,334	8,664,043
		15,578,518
Health Care Supplies–0.84%
ICU Medical, Inc.(b)	36,602	6,689,382

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Homebuilding–1.71%
Taylor Morrison Home Corp., Class A(b)	550,871	$13,545,918
Hotel & Resort REITs–1.10%
Ryman Hospitality Properties, Inc.	236,809	8,714,571
Hotels, Resorts & Cruise Lines–1.01%
Wyndham Destinations, Inc.	260,102	8,000,738
Industrial Machinery–3.27%
Altra Industrial Motion Corp.	305,360	11,289,159
Gates Industrial Corp. PLC(b)	647,267	7,197,609
SPX Corp.(b)	161,574	7,493,802
		25,980,570
Industrial REITs–2.14%
EastGroup Properties, Inc.	66,322	8,577,424
STAG Industrial, Inc.	276,515	8,430,943
		17,008,367
Investment Banking & Brokerage–2.35%
LPL Financial Holdings, Inc.	121,803	9,338,636
Piper Sandler Cos.	127,515	9,308,595
		18,647,231
Life & Health Insurance–0.98%
Primerica, Inc.	69,064	7,813,901
Life Sciences Tools & Services–2.74%
Medpace Holdings, Inc.(b)	81,255	9,080,246
NeoGenomics, Inc.(b)	344,144	12,695,472
		21,775,718
Multi-line Insurance–1.01%
Assurant, Inc.	65,998	8,006,217
Oil & Gas Exploration & Production–1.23%
Diamondback Energy, Inc.	141,045	4,248,276
Parsley Energy, Inc., Class A	591,573	5,537,123
		9,785,399
Packaged Foods & Meats–0.79%
Calavo Growers, Inc.	94,167	6,240,447
Paper Packaging–0.81%
Graphic Packaging Holding Co.	458,856	6,465,281
Pharmaceuticals–2.19%
Horizon Therapeutics PLC(b)	223,693	17,376,473
Property & Casualty Insurance–1.34%
Hanover Insurance Group, Inc. (The)	57,021	5,313,217
Selective Insurance Group, Inc.	102,633	5,284,573
		10,597,790
Real Estate Services–1.68%
FirstService Corp. (Canada)	100,810	13,303,543
Shares		Value
Regional Banks–5.65%
Columbia Banking System, Inc.	248,877	$5,935,716
Community Bank System, Inc.	125,411	6,829,883
Glacier Bancorp, Inc.	192,879	6,181,772
Pacific Premier Bancorp, Inc.	257,350	5,183,029
Pinnacle Financial Partners, Inc.	137,417	4,890,671
South State Corp.	99,153	4,774,217
Webster Financial Corp.	197,378	5,212,753
Western Alliance Bancorporation	185,067	5,851,819
		44,859,860
Research & Consulting Services–0.91%
Huron Consulting Group, Inc.(b)	183,339	7,210,723
Restaurants–1.63%
Papa John’s International, Inc.	76,741	6,314,249
Wendy’s Co. (The)	298,060	6,645,248
		12,959,497
Semiconductor Equipment–2.25%
Brooks Automation, Inc.	168,276	7,784,448
Entegris, Inc.	135,201	10,050,842
		17,835,290
Semiconductors–4.81%
Lattice Semiconductor Corp.(b)	430,199	12,458,563
MACOM Technology Solutions Holdings, Inc.(b)	236,004	8,026,496
Power Integrations, Inc.	150,686	8,348,005
Semtech Corp.(b)	177,246	9,386,948
		38,220,012
Specialized Consumer Services–1.00%
Terminix Global Holdings, Inc.(b)	198,863	7,930,656
Specialized REITs–1.16%
Gaming and Leisure Properties, Inc.	250,355	9,245,610
Specialty Chemicals–1.05%
Ashland Global Holdings, Inc.	117,229	8,313,881
Systems Software–0.36%
Rapid7, Inc.(b)	46,911	2,872,830
Thrifts & Mortgage Finance–1.40%
Essent Group Ltd.	173,708	6,428,933
Radian Group, Inc.	318,441	4,652,423
		11,081,356
Tires & Rubber–0.96%
Cooper Tire & Rubber Co.	241,139	7,644,106
Trading Companies & Distributors–1.91%
Applied Industrial Technologies, Inc.	129,284	7,123,548
Univar Solutions, Inc.(b)	475,883	8,032,905
		15,156,453
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Trucking–0.92%
Knight-Swift Transportation Holdings, Inc.	179,176	$7,292,463
Water Utilities–0.52%
California Water Service Group	95,081	4,131,270
Total Common Stocks & Other Equity Interests (Cost $643,138,589)		762,258,462
Money Market Funds–3.45%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	9,533,574	9,533,574
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)(d)	6,912,545	6,916,001
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	10,895,513	$10,895,513
Total Money Market Funds (Cost $27,345,161)		27,345,088
TOTAL INVESTMENTS IN SECURITIES–99.48% (Cost $670,483,750)		789,603,550
OTHER ASSETS LESS LIABILITIES—0.52%		4,163,888
NET ASSETS–100.00%		$793,767,438
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,676,084	$55,053,840	$(49,196,350)	$-	$-	$9,533,574	$12,438
Invesco Liquid Assets Portfolio, Institutional Class	2,799,975	39,534,156	(35,418,730)	(648)	1,248	6,916,001	15,384
Invesco Treasury Portfolio, Institutional Class	4,201,239	62,918,674	(56,224,400)	-	-	10,895,513	12,844
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	3,486,859	17,392,676	(20,879,535)	-	-	-	9,491*
Invesco Liquid Assets Portfolio, Institutional Class	1,162,285	4,335,604	(5,498,106)	-	217	-	3,559*
Invesco Private Government Fund	-	35,643,943	(35,643,943)	-	-	-	301*
Invesco Private Prime Fund	-	4,505,305	(4,505,459)	-	154	-	168*
Total	$15,326,442	$219,384,198	$(207,366,523)	$(648)	$1,619	$27,345,088	$54,185

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Small Cap Equity Fund